UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-6180

Name of Fund: Merrill Lynch Utilities and Communications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Utilities and Communications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/03

Date of reporting period: 12/01/02 - 05/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
May 31, 2003

Merrill Lynch
Utilities and
Telecommunications
Fund, Inc.

www.mlim.ml.com

           MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.

A pie graph depicting Industry Classification* as a Percentage of Equities as of May 31, 2003.

Multi-Utilities & Unregulated Power -- 7.2%
Water Utilities -- 0.9%
Diversified Telecommunication Services -- 23.3%
Oil & Gas -- 2.7%
Gas Utilities -- 7.3%
Wireless Telecommunication Services -- 3.6%
Electric Utilities -- 53.0%
Media -- 2.0%

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

A pie graph depicting Geographical Diversification as a Percentage of Equities as of May 31, 2003.

Japan -- 0.3%
Greece -- 0.4%
Mexico -- 0.8%
Canada -- 3.3%
Germany -- 3.9%
United States -- 80.1%
France -- 0.3%
China -- 0.6%
Italy -- 1.6%
United Kingdom -- 2.8%
Spain -- 5.9%

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

DEAR SHAREHOLDER

Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There were no changes to the Class B or Class C share class labels. Trading symbols have not been changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.

For the six-month period ended May 31, 2003, Merrill Lynch Utilities and Telecommunications Fund, Inc.'s Class A, Class B, Class C and Class I Shares had total returns of +11.17%, +10.75%, +10.84% and +11.32%, respectively.
(Investment results shown do not reflect sales charges and would be lower if sales charges were included. For complete performance information, see pages 4 and 5 of this report to shareholders.) For the same period, the Fund's unmanaged benchmarks, the Standard & Poor's (S&P) Utility Index and the S&P 500 Index, had total returns of +20.95% and +3.87%, respectively. Additionally, the Lipper Utility Fund Average had a total return of +12.28% for the six months ended May 31, 2003.

The principle reason for the Fund's relative underperformance for the six-month period ended May 31, 2003 was our underweighted position in the independent power producers/merchant energy companies. The companies within this sector staged a significant rally, driven by banks agreeing to refinance non-collateralized loans in exchange for collateralized loans. In turn, this removed the immediate threat of bankruptcy for several of these companies and resulted in banks not having to take significant write-offs for non-performing loans. These refinancings are, for the most part, one year - two years in duration. However, the excessive debt levels of these companies still exist. The supply of electric generation still exceeds demand, and the situation is expected to continue into 2005. Most of the assets of these companies were pledged to banks in order to get the necessary refinancing. The remaining assets of these companies are being put up for sale to raise needed capital to continue running the day-to-day business. Many of the asset sales are taking place at below cost and do not take all the associated debt with a project. Managements admit that there are some structural problems with both the strategic and financial way in which the business is being run and are undergoing revisions to the business plans. Lastly, earnings visibility remains cloudy as a result of generation prices and asset sales, which lead to the sale of earnings power. This confluence of factors provided significant uncertainty and risk, which accounted for our underweighted investment stance in the Fund for the six-month period ended May 31, 2003. We continue to monitor this sector of the utility universe of companies, in order to determine how the companies will rid themselves of their excessive debt burdens, whether it is through bankruptcy filings or a long-term scenario where they will earn their way out of the problem.

Portfolio Matters

During the six-month period ended May 31, 2003, we made several transactions. We used market rallies to reduce some of our holdings in our more defensive electric utility positions that had done so well for the Fund's performance in 2002. The cash proceeds were redeployed primarily into telecommunications companies in Europe. This sector suffered in the marketplace as a result of excessive debt and managements' focus on growth and not on profitability. Many of these companies have brought in new senior managers to focus on debt reduction. Rating agencies tend to be more favorable to the European telecommunication community than they are in the United States. Second line penetration and substitution of wireless for wireline are not much of an issue in Europe. Moreover, European companies were never subjected to the business structure of separation of local and long distance operations like there is in the United States. We also added to our non-U.S. based electric companies. In our opinion, many of these companies offer competitive dividend yields, better balance sheets and a better operating environment. These changes to the Fund's portfolio helped to offset some of the impact of the negative performance from the independent power/merchant energy sectors. Overall, we retained a defensive bias during the six-month period ended May 31, 2003.

The single largest sector weighting in the Fund continued to be domestic dividend-paying electric utilities. Companies within this sector remained focused on reducing financial risk. They accomplished this through the sale of additional equity. For the most part, these stock offerings have been very favorably welcomed by the investment community. Also, recent news of a dividend tax cut for investors brought new attention to the sector. The net result was an increase in valuation levels for many of the companies. Low interest rates have also driven the performance of many of the companies with their 4% - 5% dividend yields. We believe that continued price appreciation for this particular sector will depend on the interest rate outlook, market momentum in terms of how much should be paid for one of these stocks relative to other stocks in the market and lastly, regulatory activity.

Domestic telecommunication services was another area in which we made changes to our weightings in the portfolio. The three large regional holding companies continued to be dominant in the Fund's portfolio (Verizon Communications, BellSouth Corporation and SBC Communications Inc.). It appears that earnings have bottomed and the companies were able to implement new marketing plans to help to stem further revenue loss. A pickup in employment numbers is necessary to resume growth within this sector as well as in the long distance market. The wireless sector continued to perform well as a result of an improving financial outlook. The cable television companies continued to dominate the digital subscriber line market for broadband. Lastly, many of the companies in this sector pay above-market yields and therefore may offer a benefit with the change in taxation rules.

The remainder of the holdings in the portfolio consists of non-U.S. based companies, which we previously discussed and, to a lesser extent, natural gas and water. The majority of our holdings in this grouping are natural gas local distribution companies. These companies tend to operate in a regulated environment and pay acceptable dividend yields, thus providing attractive total returns. We also have a small weighting in companies that have direct exposure to the supply/demand imbalance of natural gas. Federal Reserve Board Chairman Alan Greenspan recently suggested that a shortage of natural gas could impede growth in the United States. We believe this would benefit some of our holdings.

In Conclusion

We constantly re-evaluate the holdings in the Fund in search of fundamental shifts and/or valuation considerations that could warrant a change to the portfolio. Our focus remains on finding what we believe are attractive companies on both fundamentals and valuation within the utility and telecommunication sector for a given level of risk.

We appreciate your investment in Merrill Lynch Utilities and Telecommunications Fund, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Kathleen M. Anderson

Kathleen M. Anderson
Vice President and Senior Portfolio Manager

June 18, 2003


                                     2 & 3

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

PERFORMANCE DATA

About Fund
Performance

Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                                                                       Ten-Year/
                                                                        6-Month        12-Month    Since Inception
As of May 31, 2003                                                   Total Return    Total Return    Total Return
===================================================================================================================
ML Utilities and Telecommunications Fund, Inc. Class A Shares*          +11.17%         -  7.83%        +80.70%
-------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class B Shares*          +10.75          -  8.37         +80.72
-------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class C Shares*          +10.84          -  8.42         +72.56
-------------------------------------------------------------------------------------------------------------------
ML Utilities and Telecommunications Fund, Inc. Class I Shares*          +11.32          -  7.70         +95.19
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index**                                                         + 3.87          -  8.06     +157.84/+140.33
-------------------------------------------------------------------------------------------------------------------
S&P Utilities Index***                                                  +20.95          - 11.99     + 46.60/+ 63.70
===================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total returns are for ten years for Class B and Class I Shares and from 10/21/94 for Class A and Class C Shares.
** The S&P 500 Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The unmanaged Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total returns are for ten years and from 10/21/94, respectively.
*** This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of all the utility sectors of the S&P 500 Index. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.

Average Annual
Total Return

                                                % Return Without  % Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 5/31/03                                - 7.83%           - 11.52%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                              - 0.58            - 1.38
--------------------------------------------------------------------------------
Inception (10/21/94)
through 5/31/03                                       + 7.11            + 6.61
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                      % Return        % Return
                                                    Without CDSC    With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 5/31/03                                - 8.37%           - 11.94%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                              - 1.10            - 1.28
--------------------------------------------------------------------------------
Ten Years Ended 5/31/03                               + 6.10            + 6.10
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                      % Return        % Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 5/31/03                                 - 8.42%           - 9.31%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                               - 1.08            - 1.08
--------------------------------------------------------------------------------
Inception (10/21/94)
through 5/31/03                                        + 6.54            + 6.54
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 5/31/03                                - 7.70%           - 11.39%
--------------------------------------------------------------------------------
Five Years Ended 5/31/03                              - 0.33            - 1.14
--------------------------------------------------------------------------------
Ten Years Ended 5/31/03                               + 6.92            + 6.48
--------------------------------------------------------------------------------

*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.


                                     4 & 5

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                                                      Shares                                                              Percent of
COUNTRY                  Industry*                     Held                  Common Stocks                       Value    Net Assets
====================================================================================================================================
Canada                   Diversified                 165,200   BCE Inc.                                       $ 3,637,704       2.6%
                         Telecommunication Services
                         -----------------------------------------------------------------------------------------------------------
                         Oil & Gas                    23,400   EnCana Corp.                                       853,666       0.6
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Canada                    4,491,370       3.2
====================================================================================================================================
China                    Electric Utilities           18,000   Huaneng Power International, Inc. (ADR) (a)        752,400       0.5
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in China                       752,400       0.5
====================================================================================================================================
France                   Multi-Utilities &            26,400   Suez SA                                            448,678       0.3
                         Unregulated Power
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                      448,678       0.3
====================================================================================================================================
Germany                  Diversified                 198,200  +Deutsche Telekom AG (Registered Shares)          2,967,527       2.1
                         Telecommunication Services
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities           38,400   E.On AG                                          1,977,738       1.4
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities &            13,300   RWE AG                                             386,220       0.3
                         Unregulated Power
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                   5,331,485       3.8
====================================================================================================================================
Greece                   Electric Utilities           30,400  +Public Power Corporation (GDR) (b)                 486,982       0.3
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Greece                      486,982       0.3
====================================================================================================================================
Italy                    Diversified                  99,300   Telecom Italia SpA                                 917,982       0.6
                         Telecommunication Services  149,900   Telecom Italia SpA (Registered Non-Convertible)    837,448       0.6
                                                                                                              -----------      ----
                                                                                                                1,755,430       1.2
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities           56,600   Enel SpA                                           394,095       0.3
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Italy                     2,149,525       1.5
====================================================================================================================================
Japan                    Wireless Telecommunication      200   NTT DoCoMo, Inc.                                   419,715       0.3
                         Services
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Japan                       419,715       0.3
====================================================================================================================================
Mexico                   Diversified                  35,000   Telefonos de Mexico SA (ADR) (a)                 1,060,500       0.7
                         Telecommunication Services
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Mexico                    1,060,500       0.7
====================================================================================================================================
Spain                    Diversified                 204,700   Telefonica SA                                    2,299,237       1.6
                         Telecommunication Services
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities           71,200   Endesa SA                                        1,138,889       0.8
                                                     260,900   Iberdrola SA                                     4,559,901       3.2
                                                                                                              -----------      ----
                                                                                                                5,698,790       4.0
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain                     7,998,027       5.6
====================================================================================================================================
United Kingdom           Electric Utilities           74,400   Scottish and Southern Energy PLC                   773,413       0.6
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities &           113,775   National Grid Group PLC                            735,361       0.5
                         Unregulated Power            59,700   United Utilities PLC                               600,551       0.4
                                                                                                              -----------      ----
                                                                                                                1,335,912       0.9
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication   73,300   Vodafone Group PLC (ADR) (a)                     1,606,003       1.1
                         Services
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom        3,715,328       2.6
====================================================================================================================================
United States            Diversified                  51,000   ALLTEL Corporation                               2,441,880       1.7
                         Telecommunication Services   40,640   AT&T Corp.                                         792,074       0.6
                                                     193,800   BellSouth Corporation                            5,137,638       3.6
                                                      42,700   CenturyTel, Inc.                                 1,437,709       1.0
                                                     185,000   SBC Communications Inc.                          4,710,100       3.3
                                                     138,800   Verizon Communications                           5,253,580       3.7
                                                                                                              -----------      ----
                                                                                                               19,772,981      13.9
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities           28,600   Ameren Corporation                               1,301,300       0.9
                                                     103,700   American Electric Power Company, Inc.            3,011,448       2.1
                                                      74,562   Cinergy Corp.                                    2,828,882       2.0
                                                      96,000   Cleco Corporation                                1,670,400       1.2
                                                      94,700   Constellation Energy Group                       3,139,305       2.2
                                                     153,000   DPL Inc.                                         2,501,550       1.8
                                                      79,300   DTE Energy Company                               3,436,069       2.4
                                                      77,737   Dominion Resources, Inc.                         4,897,431       3.5
                                                      68,900  +Edison International                             1,121,692       0.8
                                                      64,200   Entergy Corporation                              3,318,498       2.3
                                                      62,500   Exelon Corporation                               3,581,250       2.5
                                                      67,200   FPL Group, Inc.                                  4,466,784       3.1
                                                     111,300   FirstEnergy Corp.                                4,096,953       2.9
                                                      60,900   NSTAR                                            2,839,767       2.0
                                                      72,700   PPL Corporation                                  2,939,988       2.1
                                                      37,100   Pepco Holdings, Inc.                               758,324       0.5
                                                      49,600   Pinnacle West Capital Corporation                1,877,856       1.3
                                                      73,100   Progress Energy, Inc.                            3,439,355       2.4
                                                     107,600   Public Service Enterprise Group Incorporated     4,597,748       3.2
                                                      72,000   The Southern Company                             2,266,560       1.6
                                                      99,000   TXU Corp.                                        2,003,760       1.4
                                                      30,100   Wisconsin Energy Corporation                       838,285       0.6
                                                                                                              -----------      ----
                                                                                                               60,933,205      42.8
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities                35,400   AGL Resources Inc.                                 925,002       0.7
                                                      78,600   KeySpan Corporation                              2,768,292       1.9
                                                     101,700   New Jersey Resources Corporation                 3,597,129       2.5
                                                      62,700   NiSource Inc.                                    1,229,547       0.9
                                                      56,200   Vectren Corporation                              1,389,264       1.0
                                                                                                              -----------      ----
                                                                                                                9,909,234       7.0
                         -----------------------------------------------------------------------------------------------------------


                                     6 & 7

Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                                                Shares Held/                                                              Percent of
COUNTRY                  Industry*       Beneficial Interest              Common Stocks                          Value    Net Assets
====================================================================================================================================
United States            Media                        26,900  +Cablevision Systems Corporation (Class A)      $   520,784       0.4%
(concluded)                                           29,735  +Comcast Corporation (Class A)                      895,321       0.6
                                                      45,300  +Comcast Corporation (Special Class A)            1,305,546       0.9
                                                                                                              -----------      ----
                                                                                                                2,721,651       1.9
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities &            44,300   Duke Energy Corporation                            858,534       0.6
                         Unregulated Power            35,600   Energy East Corporation                            757,568       0.5
                                                      18,100   Equitable Resources, Inc.                          728,706       0.5
                                                      70,700   National Fuel Gas Company                        1,807,799       1.3
                                                      25,600   Questar Corporation                                826,368       0.6
                                                      75,200   SCANA Corporation                                2,531,984       1.8
                                                                                                              -----------      ----
                                                                                                                7,510,959       5.3
                         -----------------------------------------------------------------------------------------------------------
                         Oil & Gas                    13,900   Devon Energy Corporation                           722,800       0.5
                                                      47,100   EOG Resources, Inc.                              2,030,010       1.4
                                                                                                              -----------      ----
                                                                                                                2,752,810       1.9
                         -----------------------------------------------------------------------------------------------------------
                         Water Utilities              51,700   Philadelphia Suburban Corporation                1,215,984       0.8
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication  223,208  +AT&T Wireless Services Inc.                      1,734,326       1.2
                         Services                     72,400  +Nextel Communications, Inc. (Class A)            1,085,276       0.8
                                                                                                              -----------      ----
                                                                                                                2,819,602       2.0
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United States       107,636,426      75.6
====================================================================================================================================
                                                               Total Common Stocks (Cost--$120,953,835)       134,490,436      94.4
====================================================================================================================================

                                                                           Preferred Stocks
====================================================================================================================================
United States            Electric Utilities        1,092,450   Aes Trust III, 6.75%                               667,977       0.5
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Preferred Stocks in the
                                                               United States (Cost--$654,921)                     667,977       0.5
====================================================================================================================================
                                                                        Short-Term Securities
====================================================================================================================================
                                                  $8,521,191   Merrill Lynch Liquidity Series,
                                                               LLC Cash Sweep Series I (c)                      8,521,191       6.0
                                                  $5,859,263   Merrill Lynch Liquidity Series,
                                                               LLC Money Market Series (c)(d)                   5,859,263       4.1
                                                   3,154,987   Merrill Lynch Premier Institutional
                                                               Fund (c)(d)                                      3,154,987       2.2
                         -----------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost--$17,535,441)                             17,535,441      12.3
====================================================================================================================================

                         Total Investments (Cost--$139,144,197)                                               152,693,854     107.2

                         Liabilities in Excess of Other Assets                                                (10,232,827)     (7.2)
                                                                                                             ------------     -----
                         Net Assets                                                                          $142,461,027     100.0%
                                                                                                             ============     =====
====================================================================================================================================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
+     Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b)   Global Depositary Receipts (GDR).
(c) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                                      Dividend/
                                                          Net         Interest
      Affiliate                                        Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                           $  4,287,738    $     27,883
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                           $ (6,374,483)   $      8,969
      Merrill Lynch Premier Institutional Fund       (11,797,368)   $      7,112
      --------------------------------------------------------------------------
(d)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


                                     8 & 9

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

                     As of May 31, 2003
=================================================================================================================================
Assets:              Investments, at value (including securities loaned of $8,863,390)
                     (identified cost--$139,144,197) ............................................                   $ 152,693,854
                     Receivables:
                       Dividends ................................................................    $   407,826
                       Capital shares sold ......................................................        110,996
                       Interest .................................................................         15,911
                       Securities lending--net ..................................................          1,424          536,157
                                                                                                     -----------
                     Prepaid registration fees ..................................................                          24,166
                                                                                                                    -------------
                     Total assets ...............................................................                     153,254,177
                                                                                                                    -------------
=================================================================================================================================
Liabilities:         Collateral on securities loaned, at value ..................................                       9,014,250
                     Payables:
                       Securities purchased .....................................................      1,285,018
                       Capital shares redeemed ..................................................        308,659
                       Investment adviser .......................................................         62,921
                       Distributor ..............................................................         55,805
                       Other affiliates .........................................................         49,220        1,761,623
                                                                                                     -----------
                     Accrued expenses and other liabilities .....................................                          17,277
                                                                                                                    -------------
                     Total liabilities ..........................................................                      10,793,150
                                                                                                                    -------------
=================================================================================================================================
Net Assets:          Net assets .................................................................                   $ 142,461,027
                                                                                                                    =============
=================================================================================================================================
Net Assets           Class A Shares of Common Stock, $.10 par value,
Consist of:          100,000,000 shares authorized ..............................................                   $     490,486
                     Class B Shares of Common Stock, $.10 par value,
                     100,000,000 shares authorized ..............................................                         856,312
                     Class C Shares of Common Stock, $.10 par value,
                     100,000,000 shares authorized ..............................................                         136,397
                     Class I Shares of Common Stock, $.10 par value,
                     100,000,000 shares authorized ..............................................                         279,573
                     Paid-in capital in excess of par ...........................................                     170,613,150
                     Undistributed investment income--net .......................................    $   498,885
                     Accumulated realized capital losses on investments
                     and foreign currency transactions--net .....................................    (43,963,302)
                     Unrealized appreciation on investments and foreign
                     currency transactions--net .................................................     13,549,526
                                                                                                     -----------
                     Total accumulated losses--net ..............................................                     (29,914,891)
                                                                                                                    -------------
                     Net assets .................................................................                   $ 142,461,027
                                                                                                                    =============
=================================================================================================================================
Net Asset            Class A--Based on net assets of $39,765,568 and 4,904,861 shares outstanding                   $        8.11
Value:                                                                                                              =============
                     Class B--Based on net assets of $69,119,200 and 8,563,119 shares outstanding                   $        8.07
                                                                                                                    =============
                     Class C--Based on net assets of $10,924,721 and 1,363,974 shares outstanding                   $        8.01
                                                                                                                    =============
                     Class I--Based on net assets of $22,651,538 and 2,795,735 shares outstanding                   $        8.10
                                                                                                                    =============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Six Months Ended May 31, 2003
================================================================================================================
Investment Income:       Dividends (net of $44,599 foreign withholding tax) ..                     $   2,659,369
                         Interest ............................................                            34,052
                         Securities lending--net .............................                            16,081
                                                                                                   -------------
                         Total income ........................................                         2,709,502
                                                                                                   -------------
================================================================================================================
Expenses:                Investment advisory fees ............................    $    400,916
                         Account maintenance and distribution fees--Class B ..         258,710
                         Transfer agent fees--Class B ........................          83,364
                         Accounting services .................................          46,673
                         Account maintenance fees--Class A ...................          42,641
                         Account maintenance and distribution fees--Class C ..          40,869
                         Professional fees ...................................          35,510
                         Transfer agent fees--Class A ........................          35,381
                         Directors' fees and expenses ........................          29,562
                         Registration fees ...................................          29,512
                         Printing and shareholder reports ....................          22,870
                         Transfer agent fees--Class I ........................          21,078
                         Transfer agent fees--Class C ........................          12,461
                         Custodian fees ......................................          10,024
                         Pricing fees ........................................           1,590
                         Other ...............................................           9,047
                                                                                  ------------
                         Total expenses ......................................                         1,080,208
                                                                                                   -------------
                         Investment income--net ..............................                         1,629,294
                                                                                                   -------------
================================================================================================================
Realized &               Realized loss on:
Unrealized Gain            Investments--net ..................................      (2,421,720)
(Loss) on                  Foreign currency transactions--net ................         (10,995)       (2,432,715)
Investments &                                                                     ------------
Foreign Currency         Change in unrealized appreciation/depreciation on:
Transactions-- Net:        Investments--net ..................................      14,716,603
                           Foreign currency transactions--net ................            (682)       14,715,921
                                                                                  ------------     -------------
                         Total realized and unrealized gain on investments and
                         foreign currency transactions--net ..................                        12,283,206
                                                                                                   -------------
                         Net Increase in Net Assets Resulting from Operations                      $  13,912,500
                                                                                                   =============
================================================================================================================

      See Notes to Financial Statements.


                                    10 & 11

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                    May 31,        November 30,
                         Increase (Decrease) in Net Assets:                                          2003              2002
===============================================================================================================================
Operations:              Investment income--net ............................................    $   1,629,294     $   5,070,298
                         Realized loss on investments and foreign currency transactions--net       (2,432,715)      (41,170,515)
                         Change in unrealized appreciation/depreciation on investments and
                         foreign currency transactions--net ................................       14,715,921        (3,926,627)
                                                                                                -------------     -------------
                         Net increase (decrease) in net assets resulting from operations ...       13,912,500       (40,026,844)
                                                                                                -------------     -------------
===============================================================================================================================
Dividends &              Investment income--net:
Distributions to           Class A .........................................................         (494,237)       (1,167,420)
Shareholders:              Class B .........................................................         (769,810)       (2,889,181)
                           Class C .........................................................         (117,117)         (310,345)
                           Class I .........................................................         (312,231)         (832,654)
                         Realized gain on investments--net:
                           Class A .........................................................               --          (441,431)
                           Class B .........................................................               --        (1,716,573)
                           Class C .........................................................               --          (127,179)
                           Class I .........................................................               --          (317,830)
                                                                                                -------------     -------------
                         Net decrease in net assets resulting from dividends and
                         distributions to shareholders .....................................       (1,693,395)       (7,802,613)
                                                                                                -------------     -------------
===============================================================================================================================
Capital Share            Net decrease in net assets derived from capital share transactions        (9,505,550)      (33,660,519)
Transactions:                                                                                   -------------     -------------
===============================================================================================================================
Net Assets:              Total increase (decrease) in net assets ...........................        2,713,555       (81,489,976)
                         Beginning of period ...............................................      139,747,472       221,237,448
                                                                                                -------------     -------------
                         End of period* ....................................................    $ 142,461,027     $ 139,747,472
                                                                                                =============     =============
===============================================================================================================================
                       * Undistributed investment income--net ..............................    $     498,885     $     562,986
                                                                                                =============     =============
===============================================================================================================================

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                  Class A++
                                                                        ---------------------------------------------------------
                    The following per share data and ratios have been    For the
                    derived from information provided in the financial  Six Months
                    statements.                                            Ended           For the Year Ended November 30,
                                                                          May 31,    --------------------------------------------
                    Increase (Decrease) in Net Asset Value:                2003         2002        2001        2000        1999
=================================================================================================================================
Per Share           Net asset value, beginning of period .............  $   7.40     $   9.67    $  11.81    $  19.17    $  19.49
Operating                                                               --------     --------    --------    --------    --------
Performance:        Investment income--net+ ..........................       .10          .26         .32         .39         .30
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........       .72        (2.14)      (1.46)        .68        1.15
                                                                        --------     --------    --------    --------    --------
                    Total from investment operations .................       .82        (1.88)      (1.14)       1.07        1.45
                                                                        --------     --------    --------    --------    --------
                    Less dividends and distributions:
                      Investment income--net .........................      (.11)        (.28)       (.33)       (.41)       (.30)
                      Realized gain on investments--net ..............        --         (.11)       (.67)      (7.80)      (1.47)
                      In excess of realized gain on investments--net .        --           --          --        (.22)         --
                                                                        --------     --------    --------    --------    --------
                    Total dividends and distributions ................      (.11)        (.39)      (1.00)      (8.43)      (1.77)
                                                                        --------     --------    --------    --------    --------
                    Net asset value, end of period ...................  $   8.11     $   7.40    $   9.67    $  11.81    $  19.17
                                                                        ========     ========    ========    ========    ========
=================================================================================================================================
Total Investment    Based on net asset value per share ...............     11.17%@     (19.83%)    (10.67%)      4.72%       7.96%
Return:**                                                               ========     ========    ========    ========    ========
=================================================================================================================================
Ratios to Average   Expenses .........................................      1.33%*       1.26%       1.11%       1.08%       1.07%
Net Assets:                                                             ========     ========    ========    ========    ========
                    Investment income--net ...........................      2.70%*       3.13%       2.86%       2.34%       1.60%
                                                                        ========     ========    ========    ========    ========
=================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........  $ 39,766     $ 34,038    $ 36,794    $ 18,383    $ 14,747
Data:                                                                   ========     ========    ========    ========    ========
                    Portfolio turnover ...............................     11.00%       31.16%      45.66%      51.79%       7.43%
                                                                        ========     ========    ========    ========    ========
=================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class D Shares were redesignated Class A
      Shares..
@     Aggregate total investment return.

      See Notes to Financial Statements.


                                    12 & 13

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class B
                                                                           --------------------------------------------------------
                    The following per share data and ratios have been        For the
                    derived from information provided in the financial      Six Months
                    statements.                                                Ended          For the Year Ended November 30,
                                                                              May 31,   -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                    2003        2002        2001       2000       1999
===================================================================================================================================
Per Share           Net asset value, beginning of period .................  $   7.37    $   9.61    $  11.75    $  19.10   $  19.42
Operating                                                                   --------    --------    --------    --------   --------
Performance:        Investment income--net+ ..............................       .08         .22         .26         .31        .20
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net ...................       .70       (2.13)      (1.47)        .67       1.15
                                                                            --------    --------    --------    --------   --------
                    Total from investment operations .....................       .78       (1.91)      (1.21)        .98       1.35
                                                                            --------    --------    --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net .............................      (.08)       (.22)       (.26)       (.31)      (.20)
                      Realized gain on investments--net ..................        --        (.11)       (.67)      (7.80)     (1.47)
                      In excess of realized gain on investments--net .....        --          --          --        (.22)        --
                                                                            --------    --------    --------    --------   --------
                    Total dividends and distributions ....................      (.08)       (.33)       (.93)      (8.33)     (1.67)
                                                                            --------    --------    --------    --------   --------
                    Net asset value, end of period .......................  $   8.07    $   7.37    $   9.61    $  11.75   $  19.10
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................     10.75%@    (20.16%)    (11.25%)      4.25%      7.41%
Return:**                                                                   ========    ========    ========    ========   ========
===================================================================================================================================
Ratios to Average   Expenses .............................................      1.87%*      1.77%       1.63%       1.59%      1.59%
Net Assets:                                                                 ========    ========    ========    ========   ========
                    Investment income--net ...............................      2.20%*      2.63%       2.40%       1.83%      1.06%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............  $ 69,119    $ 74,822    $147,549    $246,279   $299,912
Data:                                                                       ========    ========    ========    ========   ========
                    Portfolio turnover ...................................     11.00%      31.16%      45.66%      51.79%      7.43%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
                                                                                                     Class C
                                                                           --------------------------------------------------------
                    The following per share data and ratios have been        For the
                    derived from information provided in the financial      Six Months
                    statements.                                                Ended          For the Year Ended November 30,
                                                                              May 31,   -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                    2003        2002        2001       2000       1999
===================================================================================================================================
Per Share           Net asset value, beginning of period .................  $   7.31    $   9.55    $  11.68    $  19.04   $  19.37
Operating                                                                   --------    --------    --------    --------   --------
Performance:        Investment income--net+ ..............................       .08         .21         .25         .28        .19
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...............       .70       (2.11)      (1.45)        .69       1.14
                                                                            --------    --------    --------    --------   --------
                    Total from investment operations .....................       .78       (1.90)      (1.20)        .97       1.33
                                                                            --------    --------    --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net .............................      (.08)       (.23)       (.26)       (.31)      (.19)
                      Realized gain on investments--net ..................        --        (.11)       (.67)      (7.80)     (1.47)
                      In excess of realized gain on investments--net .....        --          --          --        (.22)        --
                                                                            --------    --------    --------    --------   --------
                    Total dividends and distributions ....................      (.08)       (.34)       (.93)      (8.33)     (1.66)
                                                                            --------    --------    --------    --------   --------
                    Net asset value, end of period .......................  $   8.01    $   7.31    $   9.55    $  11.68   $  19.04
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................     10.84%@    (20.27%)    (11.24%)      4.17%      7.34%
Return:**                                                                   ========    ========    ========    ========   ========
===================================================================================================================================
Ratios to Average   Expenses .............................................      1.92%*      1.84%       1.69%       1.65%      1.65%
Net Assets:                                                                 ========    ========    ========    ========   ========
                    Investment income--net ...............................      2.13%*      2.55%       2.31%       1.75%      1.02%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............  $ 10,925    $ 10,545    $ 10,194    $ 11,416   $  8,381
Data:                                                                       ========    ========    ========    ========   ========
                    Portfolio turnover ...................................     11.00%      31.16%      45.66%      51.79%      7.43%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
                                                                                                    Class I++
                                                                           --------------------------------------------------------
                    The following per share data and ratios have been        For the
                    derived from information provided in the financial      Six Months
                    statements.                                                Ended          For the Year Ended November 30,
                                                                              May 31,   -------------------------------------------
                    Increase (Decrease) in Net Asset Value:                    2003        2002        2001       2000       1999
===================================================================================================================================
Per Share           Net asset value, beginning of period .................  $   7.39    $   9.66    $  11.81    $  19.16   $  19.49
Operating                                                                   --------    --------    --------    --------   --------
Performance:        Investment income--net+ ..............................       .11         .29         .34         .44        .34
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions--net ...................       .71       (2.15)      (1.47)        .68       1.14
                                                                            --------    --------    --------    --------   --------
                    Total from investment operations .....................       .82       (1.86)      (1.13)       1.12       1.48
                                                                            --------    --------    --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net .............................      (.11)       (.30)       (.35)       (.45)      (.34)
                      Realized gain on investments--net ..................        --        (.11)       (.67)      (7.80)     (1.47)
                      In excess of realized gain on investments--net .....        --          --          --        (.22)        --
                                                                            --------    --------    --------    --------   --------
                    Total dividends and distributions ....................      (.11)       (.41)      (1.02)      (8.47)     (1.81)
                                                                            --------    --------    --------    --------   --------
                    Net asset value, end of period .......................  $   8.10    $   7.39    $   9.66    $  11.81   $  19.16
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Total Investment    Based on net asset value per share ...................     11.32%@    (19.64%)    (10.54%)      5.07%      8.17%
Return:**                                                                   ========    ========    ========    ========   ========
===================================================================================================================================
Ratios to Average   Expenses .............................................      1.08%*      1.00%        .86%        .83%       .82%
Net Assets:                                                                 ========    ========    ========    ========   ========
                    Investment income--net ...............................      2.96%*      3.39%       3.15%       2.59%      1.82%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .............  $ 22,651    $ 20,342    $ 26,700    $ 32,698   $ 38,309
Data:                                                                       ========    ========    ========    ========   ========
                    Portfolio turnover ...................................     11.00%      31.16%      45.66%      51.79%      7.43%
                                                                            ========    ========    ========    ========   ========
===================================================================================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.
++    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.
@     Aggregate total investment return.

      See Notes to Financial Statements.


                                    14 & 15

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Utilities and Telecommunications Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of securities -- Portfolio securities that are traded on stock exchanges or Nasdaq National are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund is authorized to purchase and write call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward foreign exchange contracts -- The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have


                                    16 & 17

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003 passed are subsequently recorded when the Fund has determined the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee of ..60%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLAM U.K. provides investment advisory services to MLIM with respect to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account          Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class A ................................           .25%                 --
Class B ................................           .25%                .50%
Class C ................................           .25%                .55%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................               $  256               $5,471
Class I ..............................               $    5               $   51
--------------------------------------------------------------------------------

For the six months ended May 31, 2003, MLPF&S received contingent deferred sales charges of $21,493 and $907, relating to transactions in Class B Shares and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Advisors, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended May 31, 2003, MLIM, LLC received $6,772 in securities lending agent fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

In addition, MLPF&S received $6,762 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 2003.

For the six months ended May 31, 2003, the Fund reimbursed MLIM $1,484 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLAM U.K., FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 2003 were $14,292,595 and $26,816,677, respectively.

Net realized losses for the six months ended May 31, 2003 and net unrealized gains (losses) as of May 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                  Realized          Unrealized
                                                   Losses         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..................       $ (2,421,720)       $ 13,549,657
Foreign currency transactions ..........            (10,995)               (131)
                                               ------------        ------------
Total ..................................       $ (2,432,715)       $ 13,549,526
                                               ============        ============
--------------------------------------------------------------------------------

As of May 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $13,438,069, of which $20,801,149 related to appreciated securities and $7,363,080 related to depreciated securities. The aggregate cost of investments at May 31, 2003 for Federal income tax purposes was $139,255,785.


                                    18 & 19

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $9,505,550 and $33,660,519 for the six months ended May 31, 2003 and for the year ended November 30, 2002, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended May 31, 2003+                                Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            140,068         $ 1,045,616
Automatic conversion of shares .........            786,234           5,794,002
Shares issued to shareholders
in reinvestment of dividends ...........             16,048             120,730
                                                -----------         -----------
Total issued ...........................            942,350           6,960,348
Shares redeemed ........................           (637,196)         (4,679,213)
                                                -----------         -----------
Net increase ...........................            305,154         $ 2,281,135
                                                ===========         ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended November 30, 2002+                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            241,526        $  2,137,205
Automatic conversion of shares .........          1,778,706          14,893,930
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            155,543           1,297,235
                                               ------------        ------------
Total issued ...........................          2,175,775          18,328,370
Shares redeemed ........................         (1,382,002)        (11,743,315)
                                               ------------        ------------
Net increase ...........................            793,773        $  6,585,055
                                               ============        ============
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended May 31, 2003                                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            388,684        $  2,909,512
Shares issued to shareholders
in reinvestment of dividends ...........             27,698             207,562
                                               ------------        ------------
Total issued ...........................            416,382           3,117,074
Automatic conversion of shares .........           (789,757)         (5,794,002)
Shares redeemed ........................         (1,222,057)         (8,895,816)
                                               ------------        ------------
Net decrease ...........................         (1,595,432)       $(11,572,744)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended November 30, 2002                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            609,287        $  5,228,661
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            429,372           3,664,181
                                               ------------        ------------
Total issued ...........................          1,038,659           8,892,842
Automatic conversion of shares .........         (1,788,199)        (14,893,930)
Shares redeemed ........................         (4,439,634)        (37,734,429)
                                               ------------        ------------
Net decrease ...........................         (5,189,174)       $(43,735,517)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended May 31, 2003                                 Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            127,445         $   947,419
Shares issued to shareholders
in reinvestment of dividends ...........              3,877              28,889
                                                -----------         -----------
Total issued ...........................            131,322             976,308
Shares redeemed ........................           (209,584)         (1,545,357)
                                                -----------         -----------
Net decrease ...........................            (78,262)        $  (569,049)
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended November 30, 2002                            Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            782,321         $ 6,863,827
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................             42,072             348,913
                                                -----------         -----------
Total issued ...........................            824,393           7,212,740
Shares redeemed ........................           (449,285)         (3,647,754)
                                                -----------         -----------
Net increase ...........................            375,108         $ 3,564,986
                                                ===========         ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Six Months                                      Dollar
Ended May 31, 2003+                                Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            456,461         $ 3,403,897
Shares issued to shareholders
in reinvestment of dividends ...........             11,816              88,865
                                                -----------         -----------
Total issued ...........................            468,277           3,492,762
Shares redeemed ........................           (423,544)         (3,137,654)
                                                -----------         -----------
Net increase ...........................             44,733         $   355,108
                                                ===========         ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended November 30, 2002+                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................            884,103         $ 7,483,008
Shares issued to shareholders
in reinvestment of dividends
and distributions ......................            119,882           1,003,566
                                                -----------         -----------
Total issued ...........................          1,003,985           8,486,574
Shares redeemed ........................         (1,016,242)         (8,561,617)
                                                -----------         -----------
Net decrease ...........................            (12,257)        $   (75,043)
                                                ===========         ===========
--------------------------------------------------------------------------------
+     Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the six months ended May 31, 2003.

6. Commitments:

At May 31, 2003, the Fund had entered into foreign exchange contracts under which it had agreed to purchase various foreign currencies with an approximate value of $812,000.

7. Capital Loss Carryforward:

On November 30, 2002, the Fund had a net capital loss carryforward of $40,916,903, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.


                                    20 & 21

         Merrill Lynch Utilities and Telecommunications Fund, Inc., May 31, 2003

PORTFOLIO INFORMATION

Worldwide
Investments
As of May 31, 2003

Ten Largest Holdings                                                 Percent of
(Equity Investments)                                                 Net Assets
Verizon Communications .............................................    3.7%
BellSouth Corporation ..............................................    3.6
Dominion Resources, Inc. ...........................................    3.5
SBC Communications Inc. ............................................    3.3
Public Service Enterprise Group Incorporated .......................    3.2
Iberdrola SA .......................................................    3.2
FPL Group, Inc. ....................................................    3.1
FirstEnergy Corp. ..................................................    2.9
BCE Inc. ...........................................................    2.6
New Jersey Resources Corporation ...................................    2.5

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Robert C. Doll, Jr., Senior Vice President
Kathleen M. Anderson, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

J.P. Morgan Chase Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                    22 & 23

[LOGO] Merrill Lynch Investment Managers

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Utilities and
Telecommunications Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11693--5/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state. N/A

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Utilities and Communications Fund, Inc.


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Utilities and Communications Fund, Inc.

        Date: July 23, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Utilities and Communications Fund, Inc.

        Date: July 23, 2003


        By: /s/ Donald C. Burke
            -------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Utilities and Communications Fund, Inc.

        Date: July 23, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.